Short-term borrowings and long-term borrowings - Paragraphs (Details) ¥ / shares in Units, AUD in Thousands, $ in Thousands, ¥ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 AUD	Dec. 31, 2016 ¥ / shares	Dec. 31, 2016 USD ($)
Schedule Of Loans Payable Details
Long-term loan from bank								$ 2,936
Fund received from individual investors			$ 58,802	$ 254,608	$ 47,467
Outstanding borrowings				164,851				99,227
Construction Projects, Net				95,726				57,729
Borrowings								2,078
Outstanding borrowings from individual investors through on-line platform								73,744
Loan financing through on-line platform, short term				56,898				67,219
Loan financing through on-line platform, long term				$ 3,622				6,525
Long term borrowings due in 2017								2,078
Long term borrowings due in 2018								10,664
Long term borrowings due in 2019								$ 431
Short term borrowing, average interest rate				7.20%		7.84%		7.84%
Loan financing through on-line platform
Schedule Of Loans Payable Details
Fund received from individual investors		¥ 1,630	$ 234,729
Borrowings guaranteed by projects assets				$ 31,037				$ 23,526
Project assets and property, plant and equipment				$ 30,822				32,499
Long term borrowings due in 2018								10,664
Long term borrowings due in 2019								431
Long term borrowings due in the years thereafter 2019								$ 3,997
Loan financing through on-line platform | Minimum
Schedule Of Loans Payable Details
Debt instrument fixed interest rate						5.00%		5.00%
Investment unit value (in CNY per unit) | ¥ / shares							¥ 16.7
Lock-up period		0 days	0 days
Percentage of discount offered on investment units		5.00%	5.00%
Loan financing through on-line platform | Maximum
Schedule Of Loans Payable Details
Debt instrument fixed interest rate						10.20%		10.20%
Investment unit value (in CNY per unit) | ¥ / shares							¥ 300,000
Lock-up period		1080 days	1080 days
Percentage of discount offered on investment units		20.00%	20.00%
Loans Payable | Solar Juice Pty Ltd Majority Shareholders
Schedule Of Loans Payable Details
Borrowings from minority shareholders						AUD 105		$ 76
Loans Payable | Bank of Suzhou
Schedule Of Loans Payable Details
Bank Loan								$ 3,600
Debt instrument, interest rate, stated percentage						5.655%		5.655%
Collateral amount								$ 3,424
Repayment of loan	$ 3,600
Percentage of common shares in one of the Group's subsidiary in China was pledged as the guarantee of the bank loan long term		100.00%	100.00%
Loans Payable | Bank of Jiangsu
Schedule Of Loans Payable Details
Long-term loan from bank								$ 2,935
Debt instrument, interest rate, stated percentage						5.635%		5.635%
Lock-up period		8 years	8 years
Solar Juice Pty Ltd. | Loans Payable | Westpac Bank
Schedule Of Loans Payable Details
Short-term debt						AUD 7,771		$ 5,637
Solar Juice Pty Ltd. | Loans Payable | Minimum | Westpac Bank
Schedule Of Loans Payable Details
Debt instrument fixed interest rate						3.35%		3.35%
Solar Juice Pty Ltd. | Loans Payable | Maximum | Westpac Bank
Schedule Of Loans Payable Details
Debt instrument fixed interest rate						4.76%		4.76%